Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss	$ (215,843)	$ (296,834)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences, net of tax	(1,139)	393
Total comprehensive loss for the period	(216,982)	(296,441)
Comprehensive income attributable to non-controlling interests, net of tax	(3,796)	22,763
Total comprehensive loss attributable to Cresco Labs Inc.	$ (220,778)	$ (273,678)